COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 13, 2022	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Liability Contingency [Line Items]
Value of shares issued during period		$ 6,418	$ 6,310	$ 7,667	$ 14,503	$ 23,462	$ 33,103
Common Class B [Member]
Product Liability Contingency [Line Items]
Value of shares issued during period	$ 8,000					$ 1,900	1,800	$ 4,000
Number of shares issued		155,261	173,733	186,251	424,474	744,329		144,927
Common Class B [Member] | Chery Automobile Co. Ltd. [Member]
Product Liability Contingency [Line Items]
Value of shares issued during period							5,000
License [Member]
Product Liability Contingency [Line Items]
Payment of fixed license fees	2,000							$ 1,000
Monthly installment payment	$ 500
License [Member] | Chery Automobile Co. Ltd. [Member]
Product Liability Contingency [Line Items]
Payment of fixed license fees							1,000
Value of shares issued during period							$ 4,000
Number of shares issued							144,927